787 Seventh Avenue New York, NY 10019-6099 Tel: 212 728 8000 Fax: 212 728 8111

March 12, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	BlackRock Credit Strategies Income Fund, a series of BlackRock Funds V

(File No. 333-224371 and File No. 811-23339)

Ladies and Gentlemen:

On behalf of BlackRock Funds V and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 21, 2020, to the Prospectuses, each dated January 28, 2020, for BlackRock Credit Strategies Income Fund (the “Fund”). The purpose of the filing is to submit the 497(e) filing dated February 21, 2020 in XBRL for the Fund.

Any questions or comments on this filing should be directed to the undersigned at (212) 728-8147.

Very truly yours,

/s/ Michael A. DeNiro
Michael A. DeNiro

Enclosures

cc:	Janey Ahn, Esq., BlackRock Advisors, LLC

Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP